Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	$ 12,069
Additions	1,265	$ 1,474
Property, plant and equipment at end of period	12,263	12,069
Commitments for purchases of property, plant and equipment	256	220
Capitalized borrowing costs	2	4
Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	26,999	34,028
Costs of assets related to discontinued operations		(5,009)
Decrease through reclassification to right-of-use assets		(127)
Cost of assets reclassified out of assets of disposal group held for sale	332	(23)
Impact of business combinations	26	44
Additions	1,265	1,474
Disposals and derecognitions	(2,201)	(3,409)
Currency translation effects	1,797	21
Property, plant and equipment at end of period	28,218	26,999
Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(14,930)	(18,332)
Costs of assets related to discontinued operations		2,118
Decrease through reclassification to right-of-use assets		26
Accumulated depreciation on assets reclassified out of assets of disposal group held for sale	(163)	2
Accumulated depreciation on disposals and derecognitions	2,004	2,846
Depreciation charge	(1,318)	(1,345)
Impairment charge	(447)	(205)
Reversal of impairment charge	7	3
Currency translation effects	(1,108)	(43)
Property, plant and equipment at end of period	(15,955)	(14,930)
Depreciation charge prior to classification to assets held for sale	(38)	0
Impairment charge prior to classification to assets held for sale		(2)
Land
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	492
Property, plant and equipment at end of period	536	492
Land | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	512	696
Costs of assets related to discontinued operations		(61)
Decrease through reclassification to right-of-use assets		(122)
Cost of assets reclassified out of assets of disposal group held for sale	11
Impact of business combinations	2	10
Reclassifications	10	57
Additions	7	6
Disposals and derecognitions	(23)	(75)
Currency translation effects	36	1
Property, plant and equipment at end of period	555	512
Land | Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(20)	(43)
Costs of assets related to discontinued operations		8
Decrease through reclassification to right-of-use assets		26
Accumulated depreciation on assets reclassified out of assets of disposal group held for sale	0
Accumulated depreciation on disposals and derecognitions	17
Depreciation charge	0
Impairment charge	(15)	(10)
Currency translation effects	(1)	(1)
Property, plant and equipment at end of period	(19)	(20)
Buildings
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	6,339
Property, plant and equipment at end of period	6,570	6,339
Buildings | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	11,463	14,135
Costs of assets related to discontinued operations		(1,615)
Decrease through reclassification to right-of-use assets		(3)
Cost of assets reclassified out of assets of disposal group held for sale	117	(3)
Impact of business combinations	19	24
Reclassifications	433	332
Additions	115	112
Disposals and derecognitions	(465)	(1,551)
Currency translation effects	695	32
Property, plant and equipment at end of period	12,377	11,463
Buildings | Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(5,124)	(6,328)
Costs of assets related to discontinued operations		562
Accumulated depreciation on assets reclassified out of assets of disposal group held for sale	(58)	2
Accumulated depreciation on disposals and derecognitions	433	1,170
Depreciation charge	(491)	(447)
Impairment charge	(194)	(51)
Reversal of impairment charge		1
Currency translation effects	(373)	(33)
Property, plant and equipment at end of period	(5,807)	(5,124)
Depreciation charge prior to classification to assets held for sale	(20)
Construction in progress
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	1,290
Property, plant and equipment at end of period	1,182	1,290
Construction in progress | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	1,350	2,042
Costs of assets related to discontinued operations		(655)
Cost of assets reclassified out of assets of disposal group held for sale	36	(12)
Impact of business combinations		1
Reclassifications	(1,038)	(1,019)
Additions	847	1,001
Disposals and derecognitions	(57)	(9)
Currency translation effects	110	1
Property, plant and equipment at end of period	1,248	1,350
Construction in progress | Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(60)	(37)
Costs of assets related to discontinued operations		7
Accumulated depreciation on assets reclassified out of assets of disposal group held for sale	(4)
Accumulated depreciation on disposals and derecognitions	11	2
Impairment charge	(10)	(34)
Reversal of impairment charge		2
Currency translation effects	(3)
Property, plant and equipment at end of period	(66)	(60)
Machinery and other equipment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	3,948
Property, plant and equipment at end of period	3,975	3,948
Machinery and other equipment | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	13,674	17,155
Costs of assets related to discontinued operations		(2,678)
Decrease through reclassification to right-of-use assets		(2)
Cost of assets reclassified out of assets of disposal group held for sale	168	(8)
Impact of business combinations	5	9
Reclassifications	595	630
Additions	296	355
Disposals and derecognitions	(1,656)	(1,774)
Currency translation effects	956	(13)
Property, plant and equipment at end of period	14,038	13,674
Machinery and other equipment | Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(9,726)	(11,924)
Costs of assets related to discontinued operations		1,541
Accumulated depreciation on assets reclassified out of assets of disposal group held for sale	(101)
Accumulated depreciation on disposals and derecognitions	1,543	1,674
Depreciation charge	(827)	(898)
Impairment charge	(228)	(110)
Reversal of impairment charge	7
Currency translation effects	(731)	(9)
Property, plant and equipment at end of period	(10,063)	$ (9,726)
Depreciation charge prior to classification to assets held for sale	$ (18)